SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 59.5%
Communication Services - 1.5%
Advertising - 0.2%
Nexxen International Ltd. (a)	19,497	$190,096
Omnicom Group, Inc.	29,147	2,551,237
		2,741,333
Alternative Carriers - 0.1%
Iridium Communications, Inc.	4,282	201,168
Liberty Latin America Ltd. - Class A (a)	25,103	216,137
Liberty Latin America Ltd. - Class C (a)	24,527	209,706
		627,011
Broadcasting - 0.2%
EW Scripps Co. - Class A (a)	70,855	234,530
Fox Corp. - Class A	19,217	1,294,265
Fox Corp. - Class B	13,020	784,064
Gray Media, Inc.	47,598	232,278
Nexstar Media Group, Inc.	990	180,309
		2,725,446
Cable & Satellite - 0.0% (b)
Sirius XM Holdings, Inc.	7,583	213,613

Integrated Telecommunication Services - 0.8%
AT&T, Inc.	142,391	3,686,503
Comcast Corp. - Class A	65,128	1,733,707
Verizon Communications, Inc.	83,680	4,185,674
		9,605,884
Interactive Home Entertainment - 0.0% (b)
Playtika Holding Corp.	49,887	113,244

Interactive Media & Services - 0.1%
Cargurus, Inc. (a)	9,874	352,107
Match Group, Inc.	11,689	475,158
Yelp, Inc. (a)	7,345	164,161
Ziff Davis, Inc. (a)	3,794	209,239
		1,200,665
Movies & Entertainment - 0.0% (b)
Marcus Corp.	6,742	191,675

Publishing - 0.1%
John Wiley & Sons, Inc. - Class A	3,836	200,968
Scholastic Corp.	5,121	196,646
		397,614

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Wireless Telecommunication Services - 0.0% (b)
Spok Holdings, Inc.	15,343	$161,255
Total Communication Services		17,977,740

Consumer Discretionary - 8.9%
Apparel Retail - 1.4%
Abercrombie & Fitch Co. - Class A (a)	4,499	643,717
American Eagle Outfitters, Inc.	19,049	316,785
Buckle, Inc.	3,690	157,194
Caleres, Inc.	15,445	188,120
Designer Brands, Inc. - Class A	28,702	157,000
Gap, Inc.	23,486	523,973
Ross Stores, Inc.	28,464	6,505,163
Shoe Station Group, Inc. (c)	12,855	176,113
TJX Cos., Inc.	61,578	8,245,910
Zumiez, Inc. (a)	8,271	148,051
		17,062,026
Apparel, Accessories & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	10,524	139,443
Carter's, Inc.	5,073	164,314
Columbia Sportswear Co.	3,234	185,632
G-III Apparel Group Ltd.	5,569	181,494
Kontoor Brands, Inc.	2,761	208,207
Movado Group, Inc.	5,322	179,511
Oxford Industries, Inc.	4,786	183,256
PVH Corp.	2,307	171,087
Ralph Lauren Corp.	3,907	1,355,338
Tapestry, Inc.	18,912	2,333,552
VF Corp.	10,694	143,727
		5,245,561
Automobile Manufacturers - 0.1%
Ford Motor Co.	38,221	532,801
Thor Industries, Inc. (c)	2,584	196,384
Winnebago Industries, Inc.	6,328	190,409
		919,594
Automotive Parts & Equipment - 0.3%
Adient PLC (a)	8,689	164,830
Aptiv PLC (a)(c)	13,037	583,536
BorgWarner, Inc.	22,695	1,456,111
Gentex Corp.	24,631	550,996
Gentherm, Inc. (a)	4,994	196,214
LCI Industries	1,746	175,700

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Lear Corp.	6,413	$801,561
Standard Motor Products, Inc.	4,746	179,019
		4,107,967
Automotive Retail - 0.3%
Arko Corp.	25,893	118,072
AutoNation, Inc. (a)	945	190,181
AutoZone, Inc. (a)	825	2,467,773
Group 1 Automotive, Inc.	706	190,295
Monro, Inc.	15,928	198,463
Murphy USA, Inc.	911	469,521
Penske Automotive Group, Inc.	1,037	224,604
		3,858,909
Broadline Retail - 0.5%
Dillard's, Inc. - Class A	316	197,807
eBay, Inc.	45,505	4,712,498
Etsy, Inc. (a)	8,944	727,416
Kohl's Corp.	11,225	200,029
Macy's, Inc.	13,113	287,961
		6,125,711
Casinos & Gaming - 0.1%
Boyd Gaming Corp.	2,809	217,950
Brightstar Lottery PLC	18,208	205,204
MGM Resorts International (a)	4,556	188,436
Monarch Casino & Resort, Inc.	1,708	205,729
Wynn Resorts Ltd.	1,919	175,167
		992,486
Computer & Electronics Retail - 0.1%
Best Buy Co., Inc.	20,032	1,605,565

Distributors - 0.2%
Genuine Parts Co.	7,082	960,815
LKQ Corp.	13,820	346,882
Pool Corp. (c)	3,122	582,315
		1,890,012
Education Services - 0.2%
Covista, Inc. (a)	1,595	211,066
Graham Holdings Co. - Class B	324	365,760
Grand Canyon Education, Inc. (a)	3,047	451,352
Laureate Education, Inc. (a)	13,746	515,888
Strategic Education, Inc.	2,497	206,852
		1,750,918

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Footwear - 0.1%
Crocs, Inc. (a)	4,976	$599,011
Steven Madden Ltd.	6,690	288,874
		887,885
Home Furnishings - 0.1%
Ethan Allen Interiors, Inc.	8,644	204,431
La-Z-Boy, Inc.	5,347	169,179
Mohawk Industries, Inc. (a)	4,625	593,156
Somnigroup International, Inc. (c)	2,341	151,576
		1,118,342
Home Improvement Retail - 0.8%
Home Depot, Inc.	16,523	5,416,735
Lowe's Cos., Inc.	20,097	4,113,856
		9,530,591
Homebuilding - 1.0%
Cavco Industries, Inc. (a)	829	463,519
DR Horton, Inc.	25,659	3,709,265
Installed Building Products, Inc.	2,312	561,423
KB Home	7,248	386,318
Lennar Corp. - Class B (c)	2,080	171,101
Meritage Homes Corp.	5,254	364,785
NVR, Inc. (a)	282	1,780,895
PulteGroup, Inc.	19,275	2,434,818
Toll Brothers, Inc.	9,782	1,403,228
		11,275,352
Homefurnishing Retail - 0.2%
Haverty Furniture Cos., Inc.	7,697	209,897
Williams-Sonoma, Inc.	10,744	2,452,318
		2,662,215
Hotels, Resorts & Cruise Lines - 1.6%
Booking Holdings, Inc.	46,393	9,236,382
Choice Hotels International, Inc. (c)	1,937	200,208
Expedia Group, Inc.	10,145	3,217,183
Hilton Worldwide Holdings, Inc.	4,717	1,491,893
Marriott International, Inc. - Class A	11,221	3,834,889
Marriott Vacations Worldwide Corp.	2,012	209,771
Travel + Leisure Co.	2,816	193,628
Wyndham Hotels & Resorts, Inc.	2,450	180,467
		18,564,421
Household Appliances - 0.0% (b)
Cricut, Inc. - Class A (c)	46,612	275,011
Helen of Troy Ltd. (a)	6,990	210,399
		485,410

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Leisure Facilities - 0.0% (b)
United Parks & Resorts, Inc. (a)(c)	4,517	$180,725
Vail Resorts, Inc. (c)	1,602	219,330
		400,055
Leisure Products - 0.1%
Brunswick Corp.	2,548	193,393
Hasbro, Inc.	7,034	661,900
Smith & Wesson Brands, Inc.	13,306	169,252
Sturm Ruger & Co., Inc.	4,739	179,940
YETI Holdings, Inc. (a)	8,367	343,465
		1,547,950
Motorcycle Manufacturers - 0.0% (b)
Harley-Davidson, Inc.	10,114	279,146

Other Specialty Retail - 0.4%
Academy Sports & Outdoors, Inc.	6,686	287,231
Build-A-Bear Workshop, Inc. (c)	5,600	169,512
Dick's Sporting Goods, Inc.	6,709	906,386
National Vision Holdings, Inc. (a)	7,588	129,603
Sally Beauty Holdings, Inc. (a)	12,333	202,014
Signet Jewelers Ltd.	4,426	364,171
Ulta Beauty, Inc. (a)	3,910	2,100,061
Winmark Corp.	476	158,375
		4,317,353
Restaurants - 0.9%
Bloomin' Brands, Inc.	22,917	236,045
Cracker Barrel Old Country Store, Inc.	3,521	194,500
Darden Restaurants, Inc.	5,599	1,199,642
Dine Brands Global, Inc.	5,839	193,154
El Pollo Loco Holdings, Inc. (a)	12,274	187,424
McDonald's Corp.	16,882	4,449,082
Papa John's International, Inc.	6,019	141,326
Restaurant Brands International, Inc.	6,783	528,260
Starbucks Corp.	22,856	2,428,450
Yum! Brands, Inc.	5,501	843,359
		10,401,242
Specialized Consumer Services - 0.1%
Carriage Services, Inc.	4,156	139,849
Frontdoor, Inc. (a)	3,464	280,134
Service Corp. International	2,723	222,306
		642,289
Total Consumer Discretionary		105,671,000

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Consumer Staples - 7.0%
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	10,465	$850,700
Del Monte Corp.	6,834	216,501
Ingredion, Inc.	6,838	707,459
		1,774,660
Brewers - 0.0% (b)
Boston Beer Co., Inc. - Class A (a)	879	156,295
Molson Coors Beverage Co. - Class B	7,667	304,840
		461,135
Consumer Staples Merchandise Retail - 0.6%
Dollar General Corp.	10,463	1,326,185
Dollar Tree, Inc. (a)	17,753	2,247,352
Target Corp.	20,388	3,280,022
		6,853,559
Distillers & Vintners - 0.1%
Brown-Forman Corp. - Class A	6,899	187,929
Brown-Forman Corp. - Class B	14,125	375,301
Constellation Brands, Inc. - Class A	7,314	955,355
		1,518,585
Food Distributors - 0.2%
Sysco Corp.	24,552	1,990,676

Food Retail - 0.2%
Albertsons Cos., Inc. - Class A	17,151	211,815
Kroger Co.	28,490	1,639,314
Weis Markets, Inc.	2,777	197,306
		2,048,435
Household Products - 1.7%
Central Garden & Pet Co. (a)	4,690	201,576
Colgate-Palmolive Co.	76,407	6,862,877
Energizer Holdings, Inc.	9,795	213,335
Kimberly-Clark Corp.	17,227	1,859,655
Procter & Gamble Co.	79,224	11,496,987
Reynolds Consumer Products, Inc.	8,314	192,469
		20,826,899
Packaged Foods & Meats - 0.9%
B&G Foods, Inc.	57,307	198,855
Cal-Maine Foods, Inc.	4,468	352,615
Conagra Brands, Inc.	13,568	217,359
Hershey Co.	7,408	1,305,364
Hormel Foods Corp.	29,777	650,627
J M Smucker Co.	2,064	270,714

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
JBS NV - Class A	14,945	$200,861
John B Sanfilippo & Son, Inc.	2,579	190,046
Kraft Heinz Co.	42,584	1,093,131
Marzetti Co.	1,858	209,304
Mondelez International, Inc. - Class A	59,951	3,721,159
Pilgrim's Pride Corp. (a)	7,500	235,350
Post Holdings, Inc. (a)	15,760	1,313,754
Smithfield Foods, Inc.	7,778	170,416
Tootsie Roll Industries, Inc.	1	35
Tyson Foods, Inc. - Class A	5,829	321,411
		10,451,001
Personal Care Products - 0.1%
Edgewell Personal Care Co.	7,178	206,152
Estee Lauder Cos., Inc. - Class A	4,660	476,718
Nu Skin Enterprises, Inc. - Class A	38,939	182,624
		865,494
Soft Drinks & Non-alcoholic Beverages - 1.9%
Coca-Cola Co.	133,757	11,860,233
Coca-Cola Consolidated, Inc.	6,069	1,186,914
National Beverage Corp.	5,747	181,778
PepsiCo, Inc.	68,369	9,594,905
		22,823,830
Tobacco - 1.2%
Altria Group, Inc.	126,280	8,647,654
Philip Morris International, Inc.	29,635	5,550,636
		14,198,290
Total Consumer Staples		83,812,564

Energy - 6.7%
Integrated Oil & Gas - 2.5%
Chevron Corp.	62,467	12,876,947
ExxonMobil Holdings Corp.	104,440	16,809,618
		29,686,565
Oil & Gas Equipment & Services - 0.3%
Cactus, Inc. - Class A	5,647	397,097
Flowco Holdings, Inc. - Class A	8,304	182,190
Halliburton Co.	44,206	1,628,991
NOV, Inc.	41,919	892,456
RPC, Inc.	34,491	225,226
		3,325,960
Oil & Gas Exploration & Production - 2.0%
APA Corp.	36,380	1,569,797
CNX Resources Corp. (a)	6,423	233,669

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
ConocoPhillips	78,438	$10,392,251
Devon Energy Corp.	58,452	2,835,506
Diversified Energy Co.	12,592	187,495
EOG Resources, Inc.	51,617	7,482,400
Murphy Oil Corp.	5,119	186,434
Riley Exploration Permian, Inc.	5,750	224,422
SandRidge Energy, Inc.	12,665	178,830
		23,290,804
Oil & Gas Refining & Marketing - 1.2%
CVR Energy, Inc.	6,288	263,216
Marathon Petroleum Corp.	5,872	2,192,135
Phillips 66	8,212	2,024,915
Valero Energy Corp.	27,035	9,703,402
World Kinect Corp.	5,199	185,864
		14,369,532
Oil & Gas Storage & Transportation - 0.7%
Antero Midstream Corp.	9,446	211,779
Cheniere Energy, Inc.	10,900	3,179,421
DHT Holdings, Inc.	16,418	321,793
Dorian LPG Ltd.	4,447	222,528
FLEX LNG Ltd.	6,397	202,529
International Seaways, Inc.	4,085	402,944
Kinder Morgan, Inc.	41,536	1,339,121
Navigator Holdings Ltd.	9,488	209,780
Scorpio Tankers, Inc.	4,766	375,847
Teekay Tankers Ltd.	2,565	229,927
Williams Cos., Inc.	25,687	1,927,809
		8,623,478
Total Energy		79,296,339

Financials - 6.2%
Asset Management & Custody Banks - 0.6%
Ameriprise Financial, Inc.	2,220	1,227,904
Artisan Partners Asset Management, Inc. - Class A	4,783	203,612
Bank of New York Mellon Corp.	9,999	1,612,639
Northern Trust Corp.	5,669	1,051,940
State Street Corp.	6,519	1,247,606
T Rowe Price Group, Inc.	7,902	879,335
Virtus Investment Partners, Inc.	1,223	202,406
		6,425,442
Commercial & Residential Mortgage Finance - 0.1%
Enact Holdings, Inc.	4,218	203,308
Essent Group Ltd.	6,895	465,826

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
MGIC Investment Corp.	15,362	$470,845
Radian Group, Inc.	10,451	374,773
		1,514,752
Consumer Finance - 0.4%
American Express Co.	5,730	1,891,874
OneMain Holdings, Inc.	7,594	474,321
PROG Holdings, Inc.	4,450	169,678
Regional Management Corp.	5,874	188,497
SLM Corp.	13,572	352,465
Synchrony Financial	11,476	884,570
World Acceptance Corp. (a)	1,059	194,655
		4,156,060
Diversified Banks - 1.6%
Bank of America Corp.	57,786	3,579,265
Bank of NT Butterfield & Son Ltd.	3,711	218,504
Citigroup, Inc.	18,321	2,411,410
First Citizens BancShares, Inc. - Class A	323	699,101
JPMorgan Chase & Co.	18,792	6,690,328
PNC Financial Services Group, Inc.	5,907	1,415,494
US Bancorp	23,767	1,463,572
Wells Fargo & Co.	30,281	2,615,975
		19,093,649
Diversified Financial Services - 0.1%
Corebridge Financial, Inc.	16,081	523,276
Jackson Financial, Inc. - Class A	3,748	500,096
Voya Financial, Inc.	5,594	566,784
		1,590,156
Financial Exchanges & Data - 0.2%
CME Group, Inc.	5,707	1,629,349

Insurance Brokers - 0.1%
Marsh & McLennan Cos., Inc.	7,643	1,450,641

Investment Banking & Brokerage - 0.6%
Goldman Sachs Group, Inc.	2,847	2,920,737
Morgan Stanley	11,767	2,510,137
Raymond James Financial, Inc.	5,522	983,855
Stifel Financial Corp.	7,574	611,828
XP, Inc. - Class A	27,197	495,801
		7,522,358
Life & Health Insurance - 0.5%
Aflac, Inc.	10,213	1,183,176
Genworth Financial, Inc. (a)	27,436	272,714

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Globe Life, Inc.	3,470	$599,165
MetLife, Inc.	12,715	1,210,087
Principal Financial Group, Inc.	7,956	876,433
Prudential Financial, Inc.	9,132	1,073,923
Unum Group	6,977	650,396
		5,865,894
Property & Casualty Insurance - 1.2%
Allstate Corp.	5,346	1,378,199
American Financial Group, Inc.	3,749	534,420
American International Group, Inc.	14,065	1,074,003
Arch Capital Group Ltd. (a)	10,563	1,035,913
Assurant, Inc.	2,270	639,822
Assured Guaranty Ltd.	3,547	264,961
Axis Capital Holdings Ltd.	5,174	511,088
Chubb Ltd.	4,683	1,585,664
Cincinnati Financial Corp.	5,178	879,742
CNA Financial Corp.	3,958	192,240
Employers Holdings, Inc.	4,001	196,409
Fidelity National Financial, Inc.	12,606	585,549
Hartford Insurance Group, Inc.	7,739	1,063,184
Loews Corp.	6,706	726,193
Markel Group, Inc. (a)	467	841,959
Old Republic International Corp.	12,579	524,922
RLI Corp.	6,296	399,607
Travelers Cos., Inc.	3,798	1,389,802
W R Berkley Corp.	9,861	666,209
		14,489,886
Regional Banks - 0.6%
Bancorp, Inc. (a)	2,794	181,610
Bank OZK	7,703	378,063
BankUnited, Inc.	5,164	235,478
BCB Bancorp, Inc.	18,837	161,056
Citizens Financial Group, Inc.	13,315	917,004
East West Bancorp, Inc.	5,831	739,721
First BanCorp	11,309	315,295
First Horizon Corp.	23,718	576,822
FS Bancorp, Inc.	4,708	199,148
Great Southern Bancorp, Inc.	2,772	216,964
Northeast Community Bancorp, Inc.	7,491	197,388
OFG Bancorp	3,773	196,385
Pathward Financial, Inc.	2,178	177,420
Preferred Bank	1,985	203,324
RBB Bancorp	7,874	204,330

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Regions Financial Corp.	29,040	$867,715
Southside Bancshares, Inc.	5,603	176,831
Truist Financial Corp.	26,314	1,304,648
Westamerica BanCorp	3,318	192,610
		7,441,812
Reinsurance - 0.1%
Everest Group Ltd.	1,848	692,353
RenaissanceRe Holdings Ltd.	1,968	644,795
SiriusPoint Ltd. (a)	8,114	196,278
		1,533,426
Transaction & Payment Processing Services - 0.1%
Cass Information Systems, Inc.	3,599	201,940
Global Payments, Inc.	8,930	813,076
Pagseguro Digital Ltd. - Class A	20,749	187,156
Western Union Co. (c)	25,894	185,401
		1,387,573
Total Financials		74,100,998

Health Care - 9.7%
Biotechnology - 2.1%
AbbVie, Inc.	25,184	6,457,681
Amgen, Inc.	10,697	4,598,426
Exelixis, Inc. (a)	25,361	1,385,725
Gilead Sciences, Inc.	73,708	10,786,429
Halozyme Therapeutics, Inc. (a)	12,582	1,339,857
Ironwood Pharmaceuticals, Inc. (a)	46,451	197,417
		24,765,535
Health Care Distributors - 1.2%
Cardinal Health, Inc.	22,896	5,371,860
Henry Schein, Inc. (a)	4,964	445,767
McKesson Corp.	10,026	8,876,218
		14,693,845
Health Care Equipment - 0.4%
CONMED Corp.	4,086	203,687
Integra LifeSciences Holdings Corp. (a)	11,326	191,636
Medtronic PLC	49,615	4,497,600
Omnicell, Inc. (a)	5,485	192,853
Teleflex, Inc. (c)	1,447	205,546
		5,291,322
Health Care Facilities - 0.4%
HCA Healthcare, Inc.	7,129	2,954,614
Tenet Healthcare Corp. (a)	4,103	1,091,029

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Universal Health Services, Inc. - Class B	5,240	$892,529
		4,938,172
Health Care Services - 0.7%
AMN Healthcare Services, Inc. (a)	5,894	202,046
Chemed Corp.	1,268	657,724
Cigna Group	5,059	1,396,689
CVS Health Corp.	26,638	2,501,575
DaVita, Inc. (a)	816	143,624
Labcorp Holdings, Inc.	4,093	1,361,577
NRC Health	10,321	216,122
Quest Diagnostics, Inc.	5,606	1,347,122
		7,826,479
Health Care Supplies - 0.1%
Align Technology, Inc. (a)	6,813	1,088,649
DENTSPLY SIRONA, Inc.	14,525	162,244
Utah Medical Products, Inc.	3,320	236,152
		1,487,045
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	28,873	4,433,738
Bio-Rad Laboratories, Inc. - Class A (a)(c)	1,880	725,906
IQVIA Holdings, Inc. (a)	3,106	811,256
Medpace Holdings, Inc. (a)	2,460	1,461,215
Mettler-Toledo International, Inc. (a)	1,906	2,678,197
		10,110,312
Managed Health Care - 0.5%
Elevance Health, Inc.	3,810	1,495,577
Humana, Inc.	3,318	1,271,557
Progyny, Inc. (a)	8,028	205,437
UnitedHealth Group, Inc.	8,693	3,385,141
		6,357,712
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	67,945	4,539,406
Johnson & Johnson	63,525	16,888,121
Merck & Co., Inc.	89,732	13,258,800
Organon & Co.	14,912	205,189
Pfizer, Inc.	175,827	5,004,036
Royalty Pharma PLC - Class A	7,867	483,113
Viatris, Inc.	13,737	226,798
		40,605,463
Total Health Care		116,075,885

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Industrials - 9.7%
Aerospace & Defense - 1.3%
L3Harris Technologies, Inc.	4,031	$1,073,254
Lockheed Martin Corp.	7,457	4,185,092
Northrop Grumman Corp.	6,327	3,414,682
RTX Corp.	25,499	5,296,907
Textron, Inc.	10,048	809,467
		14,779,402
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	3,586	424,260
CNH Industrial NV	19,250	227,727
Toro Co.	9,976	975,753
		1,627,740
Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	15,020	2,247,893
Expeditors International of Washington, Inc.	13,367	2,535,052
FedEx Corp.	10,635	3,481,899
Hub Group, Inc. - Class A	4,168	166,178
United Parcel Service, Inc. - Class B	37,613	3,920,403
		12,351,425
Building Products - 0.6%
A O Smith Corp.	11,994	709,205
Apogee Enterprises, Inc.	5,091	198,854
Armstrong World Industries, Inc.	4,164	718,623
Carlisle Cos., Inc.	3,696	1,280,960
Fortune Brands Innovations, Inc.	6,407	284,022
Gibraltar Industries, Inc. (a)	3,921	176,406
Griffon Corp.	2,182	212,505
Insteel Industries, Inc.	5,821	175,212
Louisiana-Pacific Corp.	6,705	472,770
Masco Corp.	21,542	1,554,471
Masterbrand, Inc. (a)	24,043	198,355
Owens Corning	3,995	551,909
UFP Industries, Inc.	5,970	504,584
		7,037,876
Cargo Ground Transportation - 0.4%
ArcBest Corp.	1,593	219,786
Landstar System, Inc.	3,893	703,193
Old Dominion Freight Line, Inc.	20,599	4,118,976
		5,041,955

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Commercial Printing - 0.0% (b)
Deluxe Corp.	6,451	$149,018
Ennis, Inc.	10,243	218,586
		367,604
Construction & Engineering - 0.1%
AECOM	6,521	439,711
Valmont Industries, Inc.	1,884	884,839
		1,324,550
Construction Machinery & Heavy Transportation Equipment - 1.4%
Allison Transmission Holdings, Inc.	8,767	1,102,099
Caterpillar, Inc.	14,072	11,221,998
Douglas Dynamics, Inc.	4,525	185,842
Oshkosh Corp.	6,474	997,708
PACCAR, Inc.	24,699	3,065,887
Wabash National Corp.	16,092	217,081
		16,790,615
Data Processing & Outsourced Services - 0.0% (b)
Maximus, Inc.	3,223	186,193

Electrical Components & Equipment - 0.5%
Acuity, Inc.	3,219	1,068,032
Atkore, Inc.	2,162	202,558
Emerson Electric Co.	25,333	3,861,762
EnerSys	1,921	353,195
Sensata Technologies Holding PLC	4,363	179,014
		5,664,561
Environmental & Facilities Services - 0.0% (b)
ABM Industries, Inc.	4,465	208,203

Human Resource & Employment Services - 0.2%
Insperity, Inc.	3,866	206,251
Kelly Services, Inc. - Class A	13,368	229,930
Kforce, Inc.	3,509	202,048
Korn Ferry	5,301	453,501
ManpowerGroup, Inc.	3,754	236,314
Robert Half, Inc.	9,773	443,108
TriNet Group, Inc.	2,926	205,668
		1,976,820
Industrial Conglomerates - 0.6%
3M Co.	23,362	4,014,293
DuPont de Nemours, Inc.	3,022	406,731
Honeywell International, Inc.	14,763	3,152,343
		7,573,367

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Industrial Machinery & Supplies & Components - 1.4%
Donaldson Co., Inc.	12,006	$1,091,225
Enerpac Tool Group Corp.	4,865	181,562
Fortive Corp.	16,217	954,208
Franklin Electric Co., Inc.	3,732	373,536
Illinois Tool Works, Inc.	26,148	7,200,375
Kennametal, Inc.	5,223	153,243
Lincoln Electric Holdings, Inc.	5,350	1,504,580
Luxfer Holdings PLC	13,166	226,192
Middleby Corp. (a)	2,184	242,075
Omega Flex, Inc.	5,562	148,172
Otis Worldwide Corp.	19,300	1,372,809
Snap-on, Inc.	5,214	2,014,220
Timken Co.	3,447	415,191
Worthington Enterprises, Inc.	3,580	205,635
		16,083,023
Marine Transportation - 0.1%
Matson, Inc.	3,146	707,252
Safe Bulkers, Inc.	31,063	268,074
		975,326
Office Services & Supplies - 0.0% (b)
ACCO Brands Corp.	51,277	219,466
MillerKnoll, Inc.	8,694	196,397
		415,863
Passenger Airlines - 0.0% (b)
SkyWest, Inc. (a)	2,062	195,189

Rail Transportation - 0.8%
CSX Corp.	84,129	4,249,356
Union Pacific Corp.	16,213	4,874,763
		9,124,119
Research & Consulting Services - 0.2%
CRA International, Inc.	1,125	196,312
Exponent, Inc.	5,107	362,648
Franklin Covey Co. (a)	9,739	198,189
FTI Consulting, Inc. (a)	3,092	465,562
Huron Consulting Group, Inc. (a)	1,240	198,264
KBR, Inc.	6,447	241,762
Science Applications International Corp.	1,698	217,718
		1,880,455
Security & Alarm Services - 0.0% (b)
Brink's Co.	1,902	207,185

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Trading Companies & Distributors - 1.0%
BlueLinx Holdings, Inc. (a)	3,163	$251,870
Boise Cascade Co.	3,838	299,402
Ferguson Enterprises, Inc.	17,661	3,965,071
Global Industrial Co.	6,357	248,559
MSC Industrial Direct Co., Inc. - Class A	4,773	567,414
WW Grainger, Inc.	4,579	5,996,155
		11,328,471
Total Industrials		115,139,942

Information Technology - 6.1%
Application Software - 0.0% (b)
Dropbox, Inc. - Class A (a)	6,874	241,896

Communications Equipment - 1.0%
Cisco Systems, Inc.	103,467	11,432,069

Electronic Components - 0.0% (b)
Belden, Inc.	1,739	199,046

Electronic Equipment & Instruments - 0.1%
Cognex Corp.	15,135	922,630
Vontier Corp.	8,177	263,381
		1,186,011
Electronic Manufacturing Services - 0.6%
CTS Corp.	3,158	178,332
Flex Ltd. (a)	35,104	3,835,112
Jabil, Inc.	9,858	3,009,253
Methode Electronics, Inc.	13,705	249,842
		7,272,539
Internet Services & Infrastructure - 0.3%
Akamai Technologies, Inc. (a)	6,639	721,128
VeriSign, Inc.	7,859	2,265,592
		2,986,720
IT Consulting & Other Services - 0.1%
Amdocs Ltd.	11,582	730,361
DXC Technology Co. (a)	17,733	200,383
		930,744
Semiconductor Materials & Equipment - 0.1%
Enphase Energy, Inc. (a)	12,467	454,048
Kulicke & Soffa Industries, Inc.	5,777	462,507
		916,555

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Semiconductors - 1.1%
Cirrus Logic, Inc. (a)	5,732	$627,711
Microchip Technology, Inc.	5,032	369,601
NVE Corp.	1,734	173,608
Qorvo, Inc. (a)	8,066	774,981
QUALCOMM, Inc.	60,526	10,318,473
Skyworks Solutions, Inc. (c)	14,233	953,753
		13,218,127
Systems Software - 0.1%
A10 Networks, Inc.	9,056	229,932
Adeia, Inc.	6,360	160,463
Dolby Laboratories, Inc. - Class A	4,902	301,767
Qualys, Inc. (a)	3,357	624,872
Teradata Corp. (a)	7,655	221,995
		1,539,029
Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	1,098	224,464
ScanSource, Inc. (a)	3,560	203,240
TD SYNNEX Corp.	3,594	908,743
		1,336,447
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	69,207	21,928,238
Dell Technologies, Inc. - Class C	9,480	4,322,975
HP, Inc.	43,052	1,292,421
NetApp, Inc.	17,804	3,298,903
		30,842,537
Total Information Technology		72,101,720

Materials - 3.7%
Commodity Chemicals - 0.1%
AdvanSix, Inc.	8,233	138,397
Cabot Corp.	6,104	504,862
Ecovyst, Inc. (a)	14,464	147,099
LyondellBasell Industries - Class A	2,746	178,709
		969,067
Construction Materials - 0.1%
Eagle Materials, Inc.	3,439	668,060

Diversified Chemicals - 0.0% (b)
LSB Industries, Inc. (a)	20,790	221,829

Fertilizers & Agricultural Chemicals - 0.8%
CF Industries Holdings, Inc.	16,832	2,188,665

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Corteva, Inc.	77,032	$6,519,218
Mosaic Co.	15,696	378,588
Scotts Miracle-Gro Co.	3,146	188,131
		9,274,602
Industrial Gases - 0.9%
Linde PLC	21,027	10,294,399

Metal, Glass & Plastic Containers - 0.1%
Ardagh Metal Packaging SA	41,242	209,509
Crown Holdings, Inc.	5,985	696,594
Greif, Inc. - Class A	2,734	226,239
Greif, Inc. - Class B	1,819	192,159
		1,324,501
Paper & Plastic Packaging Products & Materials - 0.2%
Avery Dennison Corp.	3,657	636,720
Packaging Corp. of America	8,994	2,104,057
Sonoco Products Co.	4,066	224,240
		2,965,017
Paper Products - 0.0% (b)
Sylvamo Corp.	5,171	185,742

Specialty Chemicals - 0.5%
Ashland, Inc.	2,819	206,717
Avient Corp.	5,670	249,820
Celanese Corp. (c)	4,546	206,752
Eastman Chemical Co.	2,711	196,385
Ingevity Corp. (a)	2,855	197,823
Minerals Technologies, Inc.	2,872	203,682
NewMarket Corp.	558	500,917
PPG Industries, Inc.	11,335	1,271,447
Sherwin-Williams Co.	9,715	3,291,539
		6,325,082
Steel - 1.0%
Alpha Metallurgical Resources, Inc. (a)	1,430	337,051
Commercial Metals Co.	11,968	807,481
Metallus, Inc. (a)	9,727	189,871
Nucor Corp.	20,361	5,082,920
Reliance, Inc.	5,363	2,059,660
Steel Dynamics, Inc.	13,119	3,051,742
SunCoke Energy, Inc.	25,249	260,822
		11,789,547
Total Materials		44,017,846

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Real Estate - 0.0% (b)
Diversified Real Estate Activities - 0.0% (b)
RMR Group, Inc. - Class A	10,522	$203,285

Utilities - 0.0% (b)
Gas Utilities - 0.0% (b)
UGI Corp.	5,776	222,087
TOTAL COMMON STOCKS (Cost $615,943,232)		708,619,406

EXCHANGE TRADED FUNDS - 40.2%
Avantis Emerging Markets Value ETF	730,284	48,498,160
Avantis International Small Cap Value ETF	554,788	62,391,459
Avantis Real Estate ETF (d)	1,217,329	57,737,914
iShares Core MSCI International Developed Markets ETF (c)	1,286,990	119,213,884
Vanguard FTSE Developed Markets ETF	1,640,714	119,640,865
Vanguard FTSE Emerging Markets ETF (c)	1,182,844	71,585,719
TOTAL EXCHANGE TRADED FUNDS (Cost $338,597,610)		479,068,001

REAL ESTATE INVESTMENT TRUSTS - 0.1%
Financials - 0.1%
Mortgage REITs - 0.1%
Chicago Atlantic Real Estate Finance, Inc. (c)	20,208	219,863
Chimera Investment Corp.	13,922	159,546
Franklin BSP Realty Trust, Inc.	26,362	220,650
Ladder Capital Corp.	21,021	206,006
MFA Financial, Inc.	18,728	165,181
PennyMac Mortgage Investment Trust	21,331	198,805
Rithm Capital Corp.	36,654	367,640
Total Financials		1,537,691

Real Estate - 0.0% (b)
Diversified REITs - 0.0% (b)
NexPoint Diversified Real Estate Trust	1	5

Other Specialized REITs - 0.0% (b)
Farmland Partners, Inc.	21,108	217,201
Total Real Estate		217,206
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,817,584)		1,754,897

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
RIGHTS - 0.0% (b)
Financials - 0.0% (b)
Asset Management & Custody Banks — 0.0% (b)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (a)(e)	15,758	$—
TOTAL RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (f)	13,032,696	13,032,696
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,032,696)		13,032,696

MONEY MARKET FUNDS - 0.1%	Shares
First American Government Obligations Fund - Class X, 3.59% (f)	1,310,665	1,310,665
TOTAL MONEY MARKET FUNDS (Cost $1,310,665)		1,310,665

TOTAL INVESTMENTS - 101.0% (Cost $970,701,787)		$1,203,785,665
Liabilities in Excess of Other Assets - (1.0)%		(12,246,183)
TOTAL NET ASSETS - 100.0%		$1,191,539,482

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $12,701,255.
(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2026.

(f)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SEQUOIA GLOBAL VALUE ETF

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Sequoia Global Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3(b)	TOTAL
Investments
Common Stocks	$—	$708,619,406	$—	$—	$708,619,406
Exchange Traded Funds	—	479,068,001	—	—	479,068,001
Real Estate Investment Trusts	—	1,754,897	—	—	1,754,897
Rights	—	—	—	0(c)	0(c)
Investments Purchased with Proceeds from Securities Lending(a)	13,032,696	—	—	—	13,032,696
Money Market Funds	—	1,310,665	—	—	1,310,665
Total Investments	$13,032,696	$1,190,752,969	$—	$ 0(c)	$1,203,785,665

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

(b)
Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the Current Fiscal Period for the Fund.

(c)	Amount is less than $0.50.

During the fiscal period ended August 31, 2026, the Fund recognized no transfers to or from Level 3. Transfers between levels are recognized at the end of the reporting period.

21

SEQUOIA GLOBAL VALUE ETF

TRANSACTIONS WITH AFFILIATES

Investments in issuers considered to be affiliate(s) of the Fund during the Current Fiscal Period for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows for the Fund:

Avantis Real Estate ETF
Value as of November 30, 2025	$51,312,762
Additions	15,975,482
Reductions	(13,031,952)
Realized Gain (Loss)	347,228
Net Change in Unrealized Appreciation (Depreciation)	3,134,394
Value as of August 31, 2026	$57,737,914

Shares as of August 31, 2026	1,217,329

Dividend/Interest Income	$1,144,213
Capital Gain Distributions from Underlying Funds	—

22